UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Tax-Managed International Equity Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php and selecting Parametric Tax-Managed International Equity Fund. You can also request this information by contacting us at 1-800-260-0761.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Equity Portfolio	$77	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Security selections in Japan ― particularly mid-cap and small-cap stocks in the real estate sector, which underperformed the Index ― detracted from returns

↓ Sector diversification in Japan hurt returns due, in part, to an underweight exposure to industrials, which rallied during a period of strong global demand

↓ Stock selections in Australia hampered performance, partly the result of excluding high beta stocks in the real estate sector, which outperformed the Index

↑ Diversification by country ― via a system of target country weights and systematically rebalancing them as they change ― contributed to Index-relative returns

↑ Country diversification ― the Fund held underweight exposures to larger countries and overweight exposures to smaller countries ― helped Index-relative returns

↑ Security selections in Sweden ― particularly small-cap stocks in the communication services sector, which performed well ― helped Index-relative returns

↑ Active sector allocations in Denmark helped performance, partly due to an overweight exposure to the materials sector, which performed well during the period

↑ Stock selections in Belgium ― particularly allocations to mid-cap and small-cap companies in the materials sector ― helped relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed International Equity Portfolio	MSCI EAFE Index
10/14	$10,000	$10,000
11/14	$10,071	$10,136
12/14	$9,740	$9,785
1/15	$9,855	$9,833
2/15	$10,356	$10,421
3/15	$10,179	$10,262
4/15	$10,596	$10,681
5/15	$10,554	$10,627
6/15	$10,252	$10,325
7/15	$10,471	$10,540
8/15	$9,782	$9,765
9/15	$9,437	$9,269
10/15	$10,001	$9,993
11/15	$9,949	$9,838
12/15	$9,859	$9,705
1/16	$9,444	$9,003
2/16	$9,285	$8,838
3/16	$9,891	$9,414
4/16	$10,061	$9,686
5/16	$10,018	$9,598
6/16	$9,901	$9,276
7/16	$10,252	$9,746
8/16	$10,231	$9,753
9/16	$10,391	$9,873
10/16	$10,050	$9,671
11/16	$9,721	$9,478
12/16	$9,987	$9,802
1/17	$10,302	$10,087
2/17	$10,432	$10,231
3/17	$10,779	$10,513
4/17	$11,062	$10,780
5/17	$11,561	$11,176
6/17	$11,507	$11,156
7/17	$11,832	$11,478
8/17	$11,876	$11,473
9/17	$12,082	$11,759
10/17	$12,256	$11,937
11/17	$12,364	$12,063
12/17	$12,505	$12,256
1/18	$13,085	$12,871
2/18	$12,438	$12,290
3/18	$12,450	$12,069
4/18	$12,639	$12,344
5/18	$12,494	$12,067
6/18	$12,371	$11,919
7/18	$12,661	$12,213
8/18	$12,527	$11,977
9/18	$12,527	$12,081
10/18	$11,536	$11,119
11/18	$11,580	$11,105
12/18	$11,101	$10,566
1/19	$11,807	$11,260
2/19	$12,046	$11,548
3/19	$12,159	$11,620
4/19	$12,421	$11,947
5/19	$11,977	$11,373
6/19	$12,626	$12,048
7/19	$12,375	$11,895
8/19	$12,205	$11,587
9/19	$12,444	$11,919
10/19	$12,865	$12,347
11/19	$13,035	$12,486
12/19	$13,398	$12,892
1/20	$13,188	$12,623
2/20	$12,290	$11,482
3/20	$10,436	$9,949
4/20	$11,194	$10,592
5/20	$11,777	$11,053
6/20	$12,150	$11,430
7/20	$12,535	$11,696
8/20	$13,048	$12,297
9/20	$12,721	$11,978
10/20	$12,197	$11,500
11/20	$13,981	$13,282
12/20	$14,630	$13,900
1/21	$14,429	$13,752
2/21	$14,559	$14,060
3/21	$14,937	$14,383
4/21	$15,422	$14,816
5/21	$15,965	$15,299
6/21	$15,717	$15,127
7/21	$15,859	$15,241
8/21	$16,154	$15,510
9/21	$15,481	$15,060
10/21	$15,977	$15,430
11/21	$15,303	$14,712
12/21	$15,919	$15,465
1/22	$15,194	$14,718
2/22	$14,794	$14,458
3/22	$14,794	$14,551
4/22	$13,935	$13,609
5/22	$14,069	$13,711
6/22	$12,895	$12,439
7/22	$13,452	$13,059
8/22	$12,689	$12,439
9/22	$11,383	$11,275
10/22	$11,952	$11,881
11/22	$13,452	$13,220
12/22	$13,317	$13,230
1/23	$14,366	$14,302
2/23	$14,020	$14,003
3/23	$14,341	$14,350
4/23	$14,798	$14,755
5/23	$14,057	$14,131
6/23	$14,588	$14,774
7/23	$14,983	$15,252
8/23	$14,403	$14,668
9/23	$13,897	$14,167
10/23	$13,490	$13,592
11/23	$14,576	$14,854
12/23	$15,385	$15,643
1/24	$15,131	$15,733
2/24	$15,334	$16,021
3/24	$15,765	$16,548
4/24	$15,359	$16,124
5/24	$16,184	$16,749
6/24	$15,753	$16,479
7/24	$16,298	$16,962
8/24	$16,919	$17,514
9/24	$17,160	$17,675
10/24	$16,197	$16,714

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed International Equity Portfolio	20.24%	4.71%	4.94%
MSCI EAFE Index (net of foreign withholding taxes)	22.97%	6.24%	5.27%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$75,485,698
# of Portfolio Holdings	718
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$356,960

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
Australasia/Pacific	8.5%
North America	10.7%
Asia	19.0%
Developed Europe	59.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.1%
SAP SE	1.1%
Cie Financiere Richemont SA, Class A	1.0%
Novo Nordisk AS, Class B	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.8%
Air Liquide SA	0.8%
Sanofi SA	0.8%
E.ON SE	0.7%
CSL Ltd.	0.7%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Portfolio since October 31, 2023.

On October 17, 2024, the Portfolio's Trustees approved the termination of the Portfolio. The Portfolio made a pro rata distribution of net assets to each interest holder as of the close of business on November 19, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php and select Parametric Tax-Managed International Equity Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TMIE Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$38,200	$41,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$38,200	$41,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments

Common Stocks — 98.5%
Security	Shares	Value
Australia — 8.3%
AGL Energy Ltd.	19,216	$ 131,937
Aristocrat Leisure Ltd.	1,761	70,862
ASX Ltd.	1,525	64,945
Atlas Arteria Ltd.	13,938	44,619
Aurizon Holdings Ltd.	14,009	31,062
Aussie Broadband Ltd.(1)	16,900	40,359
BHP Group Ltd.	11,535	320,472
Brambles Ltd.	17,422	209,761
CAR Group Ltd.	8,634	212,664
Centuria Industrial REIT(1)	14,596	29,154
Charter Hall Long Wale REIT(1)	17,564	44,742
Charter Hall Retail REIT	18,162	40,209
Codan Ltd.	11,641	120,442
Coles Group Ltd.	13,689	157,992
Commonwealth Bank of Australia	2,648	246,990
Computershare Ltd.	7,415	128,186
CSL Ltd.	2,969	557,445
Data#3 Ltd.	7,498	35,921
Dexus	14,627	68,648
Elders Ltd.(1)	5,348	29,831
Endeavour Group Ltd.(1)	13,721	42,207
GrainCorp Ltd., Class A	5,357	31,654
Hansen Technologies Ltd.(1)	14,633	47,785
HomeCo Daily Needs REIT(2)	42,841	33,976
Incitec Pivot Ltd.	22,926	45,227
IRESS Ltd.(1)(3)	12,818	83,354
Lottery Corp. Ltd.	39,582	129,334
Medibank Pvt Ltd.	16,474	38,717
Mirvac Group	41,842	58,492
National Australia Bank Ltd.	6,485	164,363
National Storage REIT(1)	24,990	41,113
New Hope Corp. Ltd.(1)	6,072	19,387
NEXTDC Ltd.(3)	15,148	161,812
Northern Star Resources Ltd.	6,855	79,548
Orica Ltd.	4,147	47,106
Origin Energy Ltd.	36,919	233,110
QBE Insurance Group Ltd.	5,122	57,828
Region RE Ltd.	30,802	44,293
Rio Tinto Ltd.	1,729	135,757
Santos Ltd.	34,749	154,594
Scentre Group	43,799	100,416
Stockland	21,890	74,024
Suncorp Group Ltd.	5,349	62,745
Tabcorp Holdings Ltd.(1)	88,897	27,270
Security	Shares	Value
Australia (continued)
Technology One Ltd.	8,485	$ 135,234
Telstra Group Ltd.	101,373	253,780
TPG Telecom Ltd.(1)	26,625	78,810
Transurban Group	22,607	188,406
Treasury Wine Estates Ltd.	4,230	31,405
Vicinity Ltd.	39,555	56,232
Viva Energy Group Ltd.(4)	12,311	21,178
Wesfarmers Ltd.	8,581	377,487
Whitehaven Coal Ltd.	14,411	64,452
Woodside Energy Group Ltd.(1)	19,215	302,414
Woolworths Group Ltd.	13,266	260,189
Yancoal Australia Ltd.(1)	6,032	25,812
		$ 6,295,752
Austria — 1.0%
ams-OSRAM AG(1)(3)	3,440	$ 33,345
ANDRITZ AG(1)	1,285	77,579
AT&S Austria Technologie & Systemtechnik AG(1)(3)	1,360	24,965
BAWAG Group AG(1)(4)	407	31,546
CA Immobilien Anlagen AG(1)	2,850	69,104
Erste Group Bank AG(1)	2,269	128,347
Kontron AG	1,758	29,604
Mayr Melnhof Karton AG	268	23,859
Oesterreichische Post AG	584	18,522
OMV AG	2,576	106,751
PIERER Mobility AG	420	5,781
RHI Magnesita NV	436	18,054
Telekom Austria AG	8,000	66,131
Verbund AG(1)	1,207	99,401
voestalpine AG(1)	2,597	54,062
		$ 787,051
Belgium — 2.1%
Ackermans & van Haaren NV	948	$ 193,062
Aedifica SA	737	47,579
Ageas SA	1,164	60,747
Anheuser-Busch InBev SA	2,419	143,426
Argenx SE(3)	53	31,252
Colruyt Group NV	478	22,330
D'ieteren Group(1)	715	154,795
Elia Group SA(1)	1,018	96,869
Groupe Bruxelles Lambert NV	210	15,174
KBC Group NV	1,598	116,400
Melexis NV(1)	896	58,516
Montea NV(1)	566	41,446
Proximus SADP	7,803	56,985

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Belgium (continued)
Retail Estates NV	587	$ 39,624
Solvay SA(1)	1,865	75,876
Syensqo SA(1)	1,127	87,427
UCB SA(1)	1,600	308,078
Xior Student Housing NV(2)	1,167	39,206
		$ 1,588,792
Denmark — 4.1%
AP Moller - Maersk AS, Class A	16	$ 24,399
AP Moller - Maersk AS, Class B(1)	29	45,871
Carlsberg AS, Class B	2,649	292,751
D/S Norden AS	671	23,178
Danske Bank AS	9,592	283,626
DSV AS(1)	1,212	265,313
FLSmidth & Co. AS	866	45,336
ISS AS(1)	3,140	60,689
Matas AS	1,729	30,962
NKT AS(3)	341	31,971
Novo Nordisk AS, Class B(1)	6,882	771,919
Novonesis (Novozymes), Class B(1)	7,287	457,928
Orsted AS(1)(3)(4)	3,727	219,359
Pandora AS	2,118	320,233
Scandinavian Tobacco Group AS(4)	5,079	76,533
TORM PLC, Class A	907	23,834
Tryg AS(1)	6,518	153,830
		$ 3,127,732
Finland — 2.2%
Amer Sports, Inc.(1)(3)	3,400	$ 60,690
Citycon OYJ(1)	3,632	14,065
Elisa OYJ	3,301	157,300
Fortum OYJ	10,228	151,014
Huhtamaki OYJ	495	19,401
Kesko OYJ, Class B(1)	7,248	155,674
Kojamo OYJ(1)(3)	3,939	38,778
Kone OYJ, Class B	2,736	150,034
Neste OYJ(1)	6,946	111,525
Nokia OYJ	31,287	148,051
Nordea Bank Abp	13,924	162,935
Orion OYJ, Class B	3,362	163,523
Puuilo OYJ	2,988	29,979
Sampo OYJ, Class A(3)	1,983	87,298
TietoEVRY OYJ(1)	956	17,811
Tokmanni Group Corp.(1)	4,468	51,114
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ(1)	3,802	$ 111,880
YIT OYJ(1)(3)	9,254	26,306
		$ 1,657,378
France — 8.3%
Accor SA	947	$ 42,963
Air Liquide SA	3,571	640,285
Airbus SE(1)	780	118,982
AXA SA	6,703	251,679
BNP Paribas SA	3,328	227,282
Bollore SE(1)	24,936	155,675
Bouygues SA	1,100	35,356
Bureau Veritas SA	921	29,209
Capgemini SE	1,331	230,903
Carmila SA	1,759	33,124
Carrefour SA(1)	5,094	80,897
Cie Generale des Etablissements Michelin SCA	3,071	103,786
Credit Agricole SA	4,396	67,382
Danone SA	2,980	212,887
Dassault Systemes SE	6,056	207,268
Edenred SE(1)	1,068	34,542
Eiffage SA	269	25,037
Engie SA	38,464	644,715
Gecina SA	775	82,823
Getlink SE	2,197	37,337
Klepierre SA	4,222	134,984
L'Oreal SA	652	244,611
LVMH Moet Hennessy Louis Vuitton SE	596	396,769
Mercialys SA	6,224	73,434
Nexity SA(1)(3)	2,880	44,988
Orange SA	30,552	335,635
Pernod Ricard SA	347	43,295
Quadient SA	948	16,682
Safran SA	556	125,859
Sanofi SA	6,026	636,826
SCOR SE	927	19,944
Sopra Steria Group	385	74,045
Thales SA	600	96,719
TotalEnergies SE	8,846	555,136
Vinci SA	1,159	129,832
Vivendi SE	9,452	101,000
		$ 6,291,891
Germany — 8.8%
Allianz SE	1,068	$ 336,212
BASF SE	3,177	154,442

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Germany (continued)
Bayer AG	7,718	$ 207,976
Bayerische Motoren Werke AG	1,291	101,777
Bayerische Motoren Werke AG, PFC Shares	792	58,281
BioNTech SE ADR(3)	578	65,372
Brenntag SE	725	47,294
Covestro AG(3)(4)	1,672	105,899
Daimler Truck Holding AG	1,859	76,871
Deutsche Boerse AG	659	153,071
Deutsche Lufthansa AG	5,121	35,585
Deutsche Telekom AG	24,422	738,363
Deutsche Wohnen SE	2,022	51,657
E.ON SE	43,992	593,675
Fresenius Medical Care AG	1,941	75,980
Fresenius SE & Co. KGaA(3)	3,336	121,800
FUCHS SE, PFC Shares	495	23,103
GEA Group AG	1,075	52,950
Grand City Properties SA(3)	3,999	53,004
Hamborner REIT AG	9,515	67,254
Hannover Rueck SE	220	57,771
Heidelberg Materials AG	1,493	164,438
Henkel AG & Co. KGaA	2,701	210,831
Henkel AG & Co. KGaA, PFC Shares	3,830	331,651
Knorr-Bremse AG	398	32,831
LEG Immobilien SE	1,939	183,172
Mercedes-Benz Group AG	3,169	192,519
MTU Aero Engines AG	190	62,100
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	361	184,608
QIAGEN NV(3)	1,682	71,281
Rheinmetall AG	216	111,205
SAP SE	3,795	886,075
Siemens AG	1,574	306,221
Suedzucker AG	9,335	111,984
Symrise AG	1,413	170,027
Talanx AG	431	33,216
Volkswagen AG, PFC Shares	962	93,374
Vonovia SE	8,759	287,170
		$ 6,611,040
Hong Kong — 4.1%
AIA Group Ltd.	30,800	$ 243,083
ASMPT Ltd.	10,100	109,493
Bank of East Asia Ltd.	52,200	64,667
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	54,000	56,456
BOC Hong Kong Holdings Ltd.	11,500	37,544
Budweiser Brewing Co. APAC Ltd.(4)	40,900	42,658
Security	Shares	Value
Hong Kong (continued)
Cathay Pacific Airways Ltd.(1)	81,000	$ 84,249
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(3)	128,000	39,188
Chow Sang Sang Holdings International Ltd.	42,000	34,579
Chow Tai Fook Jewellery Group Ltd.	59,000	55,882
CK Asset Holdings Ltd.	21,000	85,847
CK Hutchison Holdings Ltd.	22,500	118,330
CLP Holdings Ltd.	23,000	195,376
C-Mer Medical Holdings Ltd.(1)(2)(3)	44,000	12,940
First Pacific Co. Ltd.	108,000	60,731
Galaxy Entertainment Group Ltd.	37,000	164,671
Giordano International Ltd.	154,000	33,788
Hang Lung Group Ltd.	31,000	40,533
Hang Seng Bank Ltd.	6,200	75,840
HK Electric Investments & HK Electric Investments Ltd.(2)	154,000	104,189
HKT Trust & HKT Ltd.	217,000	269,667
Hongkong Land Holdings Ltd.	15,100	64,743
Hutchison Telecommunications Hong Kong Holdings Ltd.(1)	238,000	29,070
Jardine Matheson Holdings Ltd.	2,900	111,430
Luk Fook Holdings International Ltd.	24,000	45,982
MTR Corp. Ltd.	19,500	70,949
NWS Holdings Ltd.	24,000	24,758
PAX Global Technology Ltd.	75,000	49,688
Power Assets Holdings Ltd.	30,000	199,838
Sino Land Co. Ltd.	58,000	58,044
Sun Hung Kai Properties Ltd.	14,500	157,006
Swire Pacific Ltd., Class B	37,500	50,602
Vitasoy International Holdings Ltd.(1)	30,000	33,931
VSTECS Holdings Ltd.	60,000	34,693
VTech Holdings Ltd.	10,000	74,439
Wharf Holdings Ltd.	17,000	48,168
Yue Yuen Industrial Holdings Ltd.	57,500	120,872
		$ 3,103,924
Ireland — 2.1%
Bank of Ireland Group PLC	24,074	$ 223,123
CRH PLC	3,349	319,270
DCC PLC	3,559	225,157
Fineos Corp. Ltd. CDI(3)	16,777	14,895
Flutter Entertainment PLC(3)	1,283	300,135
Glanbia PLC	1,628	27,085
ICON PLC(3)	816	181,242
Irish Residential Properties REIT PLC	33,524	31,924
Kerry Group PLC, Class A	2,357	235,406
		$ 1,558,237

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Israel — 2.2%
Airport City Ltd.(3)	1,470	$ 22,332
Amot Investments Ltd.	5,499	26,751
Azrieli Group Ltd.	509	38,857
Bank Hapoalim BM	6,278	65,412
Bank Leumi Le-Israel BM	7,076	71,889
Bezeq The Israeli Telecommunication Corp. Ltd.	99,302	127,262
Check Point Software Technologies Ltd.(3)	385	66,686
Danel Adir Yeoshua Ltd.	442	44,244
Delek Automotive Systems Ltd.(3)	5,228	32,344
Delek Group Ltd.	592	69,734
Delta Galil Ltd.	737	32,882
Elbit Systems Ltd.	343	78,567
Enlight Renewable Energy Ltd.(3)	4,083	64,823
Fattal Holdings 1998 Ltd.(3)	339	42,668
Fox Wizel Ltd.	492	36,118
Hilan Ltd.	404	22,143
ICL Group Ltd.	19,055	78,224
Israel Corp. Ltd.	139	30,367
Maytronics Ltd.	2,874	7,215
Melisron Ltd.	795	63,005
Nice Ltd.(3)	248	43,092
Nova Ltd.(3)	138	25,952
Oil Refineries Ltd.	76,583	19,528
OPC Energy Ltd.(3)	4,225	34,213
OY Nofar Energy Ltd.(3)	1,707	39,715
Partner Communications Co. Ltd.(3)	9,362	39,789
Plus500 Ltd.	1,094	32,996
Reit 1 Ltd.	4,966	22,564
Retailors Ltd.	1,413	25,479
Shapir Engineering & Industry Ltd.(3)	3,467	22,737
Shufersal Ltd.	9,091	80,497
Strauss Group Ltd.	2,438	41,081
Teva Pharmaceutical Industries Ltd. ADR(3)	8,232	151,798
Tower Semiconductor Ltd.(3)	837	35,301
		$ 1,636,265
Italy — 4.3%
Banca Popolare di Sondrio SpA	2,091	$ 15,595
Banco BPM SpA(1)	5,911	39,870
BPER Banca SpA	5,464	33,268
Buzzi SpA	2,134	83,605
Cementir Holding NV	1,427	14,825
Davide Campari-Milano NV(1)	14,115	94,765
De’Longhi SpA	1,200	37,506
Enav SpA(4)	5,309	22,493
Enel SpA	40,123	304,296
Security	Shares	Value
Italy (continued)
Eni SpA	27,234	$ 414,861
Ferrari NV	424	202,405
Generali	4,184	116,006
Infrastrutture Wireless Italiane SpA(1)(4)	17,191	193,825
Italgas SpA	7,381	45,280
Italmobiliare SpA	1,360	40,918
Leonardo SpA	5,068	120,800
Prysmian SpA	3,762	265,501
RAI Way SpA(4)	4,122	23,668
Recordati Industria Chimica e Farmaceutica SpA	4,029	228,597
Sesa SpA(1)	226	19,627
Stellantis NV	7,856	107,645
Stevanato Group SpA(1)	3,000	57,030
STMicroelectronics NV(1)	13,162	357,902
Technogym SpA(4)	2,741	29,548
Technoprobe SpA(3)	3,525	23,936
Terna - Rete Elettrica Nazionale(1)	8,968	77,678
UniCredit SpA	5,306	234,733
		$ 3,206,183
Japan — 12.7%
Activia Properties, Inc.	16	$ 34,123
Advance Residence Investment Corp.	34	68,324
Aeon Co. Ltd.	4,300	105,363
Air Water, Inc.	2,000	25,158
Alfresa Holdings Corp.	3,600	51,941
ANA Holdings, Inc.	1,100	21,666
Asahi Kasei Corp.	8,100	55,879
Astellas Pharma, Inc.	6,300	73,762
Bandai Namco Holdings, Inc.	2,400	50,319
Bridgestone Corp.	1,600	57,016
Canon, Inc.	1,500	48,787
Central Japan Railway Co.	2,800	57,986
Chubu Electric Power Co., Inc.	8,600	98,858
Concordia Financial Group Ltd.	10,800	53,496
Daicel Corp.	3,900	34,422
Daiichi Sankyo Co. Ltd.	6,400	208,309
Daiwa House Industry Co. Ltd.	5,600	167,040
Daiwa House REIT Investment Corp.	18	27,417
East Japan Railway Co.	2,700	54,230
Electric Power Development Co. Ltd.	4,200	70,188
ENEOS Holdings, Inc.	31,200	157,390
FUJIFILM Holdings Corp.	2,700	64,228
Fujitsu Ltd.	3,000	57,678
Fukuoka Financial Group, Inc.	1,600	36,499
GLP J-Reit	30	26,380

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Hamamatsu Photonics KK(1)	1,400	$ 18,512
Hirose Electric Co. Ltd.	315	37,488
Honda Motor Co. Ltd.	10,000	100,571
Inpex Corp.	5,000	65,910
Invincible Investment Corp.	167	68,022
Isetan Mitsukoshi Holdings Ltd.	3,700	55,057
ITOCHU Corp.	1,900	93,989
Iwatani Corp.	7,200	93,859
Japan Hotel REIT Investment Corp.	145	66,859
Japan Logistics Fund, Inc.	29	51,960
Japan Metropolitan Fund Investment Corp.	93	57,080
Japan Post Bank Co. Ltd.	6,000	53,588
Japan Post Holdings Co. Ltd.	7,500	69,196
Japan Prime Realty Investment Corp.	22	48,335
Japan Real Estate Investment Corp.	13	47,287
Japan Tobacco, Inc.	4,100	114,462
JFE Holdings, Inc.	3,500	42,138
Kansai Electric Power Co., Inc.	7,200	115,467
Kansai Paint Co. Ltd.	3,300	53,746
Kao Corp.	2,100	92,558
KDDI Corp.	7,200	224,492
KDX Realty Investment Corp.	35	33,294
Keyence Corp.	400	180,565
Kintetsu Group Holdings Co. Ltd.	800	18,593
Kirin Holdings Co. Ltd.	3,800	55,946
Kobe Steel Ltd.	3,000	32,333
Komatsu Ltd.	2,200	56,948
Kuraray Co. Ltd.	2,300	31,168
Kyocera Corp.	3,600	36,510
Kyowa Kirin Co. Ltd.	3,500	57,686
Lion Corp.	5,400	59,571
Marubeni Corp.	3,400	50,827
Maruichi Steel Tube Ltd.	1,200	25,860
MatsukiyoCocokara & Co.	2,700	36,760
Medipal Holdings Corp.	4,700	74,465
MEIJI Holdings Co. Ltd.	2,800	65,316
Mitsubishi Chemical Group Corp.	10,000	53,961
Mitsubishi Corp.	4,200	76,835
Mitsubishi Electric Corp.	3,200	56,296
Mitsubishi HC Capital, Inc.(1)	6,100	40,847
Mitsubishi Heavy Industries Ltd.	6,000	84,702
Mitsui & Co. Ltd.	3,600	73,396
Mitsui Chemicals, Inc.	1,300	29,700
Mitsui OSK Lines Ltd.(1)	1,100	37,450
Mizuho Financial Group, Inc.	5,630	116,941
MS&AD Insurance Group Holdings, Inc.	5,400	119,444
Security	Shares	Value
Japan (continued)
Murata Manufacturing Co. Ltd.	4,500	$ 78,620
NEC Corp.	1,500	127,635
NH Foods Ltd.	1,600	55,424
Nihon Kohden Corp.	2,000	29,813
Nintendo Co. Ltd.	6,000	316,938
Nippon Accommodations Fund, Inc.	8	32,036
Nippon Building Fund, Inc.(1)	70	60,043
Nippon Shokubai Co. Ltd.	2,400	27,000
Nippon Steel Corp.	4,400	88,041
Nippon Telegraph & Telephone Corp.	180,100	173,767
Nippon Yusen KK	1,200	40,175
Nissan Chemical Corp.	800	27,020
Nisshin Seifun Group, Inc.	4,900	57,208
Nissin Foods Holdings Co. Ltd.	2,100	56,547
Nitori Holdings Co. Ltd.	300	38,206
Nitto Denko Corp.	5,100	83,914
Nomura Real Estate Master Fund, Inc.	63	59,473
Nomura Research Institute Ltd.	2,000	59,827
NTT Data Group Corp.	4,400	69,609
Obic Co. Ltd.	1,500	49,016
Oji Holdings Corp.	12,700	47,226
Oriental Land Co. Ltd.	2,500	60,418
Osaka Gas Co. Ltd.	5,500	117,858
Otsuka Holdings Co. Ltd.	2,800	169,150
Pan Pacific International Holdings Corp.	2,000	49,617
Panasonic Holdings Corp.	5,400	44,442
Resona Holdings, Inc.	6,700	44,205
Rohm Co. Ltd.	800	8,820
Rohto Pharmaceutical Co. Ltd.	1,600	35,980
Santen Pharmaceutical Co. Ltd.	7,500	89,691
Sapporo Holdings Ltd.	900	43,200
Secom Co. Ltd.	1,200	42,675
Sekisui House Ltd.	2,000	48,303
Sekisui House Reit, Inc.(1)	97	46,123
Shimadzu Corp.	1,200	35,397
Shionogi & Co. Ltd.	6,300	89,981
Shizuoka Financial Group, Inc.	5,800	46,281
SoftBank Corp.	145,000	182,541
Sompo Holdings, Inc.	3,600	77,181
Subaru Corp.	2,400	42,862
Sumitomo Chemical Co. Ltd.	10,900	29,100
Sumitomo Corp.	2,400	50,631
Sumitomo Electric Industries Ltd.	2,900	44,609
Sumitomo Mitsui Financial Group, Inc.	8,100	171,838
Sumitomo Mitsui Trust Group, Inc.	3,000	65,791
Suntory Beverage & Food Ltd.(1)	1,600	53,975

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Suzuki Motor Corp.	5,300	$ 52,594
Taiheiyo Cement Corp.	2,500	54,463
Takeda Pharmaceutical Co. Ltd.	5,600	156,247
TDK Corp.	3,000	35,266
Teijin Ltd.	3,300	29,549
Toho Co. Ltd.	2,300	87,833
Tohoku Electric Power Co., Inc.	9,800	96,127
Tokio Marine Holdings, Inc.	3,400	122,455
Tokyu Corp.(1)	3,200	39,451
TOPPAN Holdings, Inc.	2,000	58,503
Toray Industries, Inc.	12,100	65,801
Tosoh Corp.	2,200	27,336
Toyo Seikan Group Holdings Ltd.	2,900	43,291
Toyo Suisan Kaisha Ltd.	1,000	58,744
Toyota Motor Corp.	14,700	253,287
Trend Micro, Inc.(1)	600	31,393
United Urban Investment Corp.	68	60,982
West Japan Railway Co.	1,400	24,883
Yakult Honsha Co. Ltd.	2,000	43,462
Yamaha Motor Co. Ltd.	6,800	59,439
Yamato Holdings Co. Ltd.	2,000	21,212
Yamato Kogyo Co. Ltd.	1,000	47,765
Yamazaki Baking Co. Ltd.	2,600	52,802
		$ 9,573,541
Netherlands — 4.2%
ABN AMRO Bank NV(1)(4)	2,263	$ 37,398
Akzo Nobel NV(1)	1,254	80,022
ASML Holding NV	646	434,843
ASR Nederland NV	1,620	76,786
DSM-Firmenich AG	1,849	219,260
Eurocommercial Properties NV(1)	825	20,994
Euronext NV(4)	576	63,553
EXOR NV	350	36,967
Fugro NV	1,341	30,834
Heineken NV(1)	371	30,428
ING Groep NV	2,949	50,046
Koninklijke Ahold Delhaize NV(1)	9,251	305,267
Koninklijke KPN NV	65,476	255,989
Koninklijke Philips NV(3)	11,903	313,154
NN Group NV(1)	1,992	97,792
Pharming Group NV(1)(3)	82,396	68,932
Prosus NV(1)	11,033	465,254
Randstad NV(1)	1,159	53,439
SBM Offshore NV(1)	4,496	82,298
Security	Shares	Value
Netherlands (continued)
Universal Music Group NV(1)	7,168	$ 180,391
Wolters Kluwer NV	1,682	282,717
		$ 3,186,364
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(3)	23,344	$ 88,302
Argosy Property Ltd.	39,042	25,290
Auckland International Airport Ltd.	15,972	69,695
Contact Energy Ltd.	9,580	49,195
Fisher & Paykel Healthcare Corp. Ltd.	5,931	127,108
Goodman Property Trust	27,739	34,966
Infratil Ltd.	14,097	105,833
Kiwi Property Group Ltd.	57,056	31,871
KMD Brands Ltd.(3)	27,332	7,137
Meridian Energy Ltd.	15,507	55,071
SKYCITY Entertainment Group Ltd.(1)	29,814	24,408
Spark New Zealand Ltd.	42,843	74,332
Vulcan Steel Ltd.	3,600	17,595
Xero Ltd.(3)	1,060	102,985
		$ 813,788
Norway — 2.2%
Atea ASA	2,752	$ 35,363
Austevoll Seafood ASA	3,899	33,840
Borregaard ASA	3,526	62,586
Crayon Group Holding ASA(3)(4)	5,673	56,187
DNB Bank ASA	7,243	150,096
Elkem ASA(3)(4)	14,511	23,723
Elmera Group ASA(4)	5,269	16,174
Entra ASA(3)(4)	2,972	31,728
Equinor ASA	6,266	148,894
Europris ASA(4)	6,059	37,387
Frontline PLC	3,181	61,507
Gjensidige Forsikring ASA	1,701	30,765
Golden Ocean Group Ltd.	3,420	36,995
Kitron ASA	9,412	26,758
Kongsberg Gruppen ASA	1,873	195,525
Mowi ASA	5,946	102,509
Opera Ltd. ADR	3,500	62,895
Orkla ASA	8,207	75,821
REC Silicon ASA(3)	16,371	11,802
Scatec ASA(3)(4)	3,300	24,044
Schibsted ASA, Class B	2,498	78,342
SpareBank 1 Nord Norge	3,559	38,163
Stolt-Nielsen Ltd.	879	25,122
Telenor ASA	11,887	146,113

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Norway (continued)
Wallenius Wilhelmsen ASA	2,828	$ 28,117
Yara International ASA	3,683	111,109
		$ 1,651,565
Portugal — 1.1%
Altri SGPS SA	6,651	$ 35,967
Banco Comercial Portugues SA, Class R	449,035	226,514
EDP SA	23,649	93,104
Galp Energia SGPS SA	8,111	138,632
Jeronimo Martins SGPS SA	6,796	131,840
Mota-Engil SGPS SA(1)	12,306	34,311
Navigator Co. SA	23,179	89,408
NOS SGPS SA	11,659	44,599
REN - Redes Energeticas Nacionais SGPS SA	11,590	28,944
Sonae SGPS SA	15,693	15,508
		$ 838,827
Singapore — 4.2%
AEM Holdings Ltd.(1)	9,292	$ 9,059
BW LPG Ltd.(4)	3,082	39,749
CapitaLand Ascendas REIT	46,300	93,827
CapitaLand Ascott Trust	57,355	39,135
CapitaLand Integrated Commercial Trust	56,100	85,231
City Developments Ltd.	7,700	30,178
ComfortDelGro Corp. Ltd.	52,800	58,562
DBS Group Holdings Ltd.	9,900	287,048
First Resources Ltd.	32,600	35,900
Frasers Centrepoint Trust	28,000	47,245
Genting Singapore Ltd.	244,700	154,114
Golden Agri-Resources Ltd.	210,900	46,293
Haw Par Corp. Ltd.	4,700	38,087
Hutchison Port Holdings Trust	154,600	24,218
Jardine Cycle & Carriage Ltd.(1)	2,500	52,343
Keppel Ltd.	30,800	148,285
Keppel REIT	55,680	37,786
Lendlease Global Commercial REIT	77,600	33,593
Mapletree Industrial Trust	27,660	49,946
Nanofilm Technologies International Ltd.(1)(2)	113,000	69,244
Netlink NBN Trust(2)	153,700	103,931
Oversea-Chinese Banking Corp. Ltd.	22,100	253,556
Parkway Life Real Estate Investment Trust	13,500	38,504
Raffles Medical Group Ltd.	38,400	25,557
SATS Ltd.	26,000	77,136
Sembcorp Industries Ltd.	51,100	193,866
Sheng Siong Group Ltd.	41,900	50,371
Singapore Exchange Ltd.	10,600	90,831
Security	Shares	Value
Singapore (continued)
Singapore Post Ltd.	55,300	$ 22,702
Singapore Technologies Engineering Ltd.	36,100	123,769
Singapore Telecommunications Ltd.	141,700	334,303
StarHub Ltd.	35,800	32,288
Suntec Real Estate Investment Trust	27,000	24,234
Venture Corp. Ltd.	12,800	128,382
Wilmar International Ltd.	123,600	298,341
		$ 3,177,614
Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	2,210	$ 105,982
Almirall SA	2,857	27,902
Banco Bilbao Vizcaya Argentaria SA	20,066	199,751
Banco de Sabadell SA	19,790	38,598
Bankinter SA(1)	5,547	45,255
CaixaBank SA(1)	21,793	132,801
Ebro Foods SA(1)	1,341	23,953
Ence Energia y Celulosa SA(1)	9,147	28,611
Ercros SA	8,525	33,666
Ferrovial SE(1)	5,414	217,279
Grifols SA(3)	11,886	133,423
Iberdrola SA	26,464	393,110
Indra Sistemas SA(1)	3,340	58,882
Industria de Diseno Textil SA(1)	8,221	468,717
Laboratorios Farmaceuticos Rovi SA	858	72,887
Logista Integral SA	2,665	81,649
Merlin Properties Socimi SA	11,362	126,781
Metrovacesa SA(1)(3)(4)	2,900	27,015
Puig Brands SA, Class B(3)	3,856	88,945
Redeia Corp. SA(1)	2,456	45,474
Repsol SA(1)	30,978	387,794
Telefonica SA(1)	88,860	416,989
Vidrala SA	739	79,908
Viscofan SA(1)	846	56,578
		$ 3,291,950
Sweden — 4.2%
Alfa Laval AB	1,197	$ 52,991
Alleima AB	7,335	44,822
Arjo AB, Class B	8,801	29,028
Assa Abloy AB, Class B	1,494	46,796
Atrium Ljungberg AB, Class B	2,504	50,232
Betsson AB, Class B	1,812	24,129
Bilia AB, Class A	2,195	25,879
BioArctic AB(1)(3)(4)	1,352	18,708
Boliden AB	2,585	80,869

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Sweden (continued)
BoneSupport Holding AB(3)(4)	2,221	$ 69,932
Camurus AB(3)	677	38,070
Cibus Nordic Real Estate AB(1)	2,069	33,411
Dios Fastigheter AB	3,475	25,919
Electrolux AB, Class B(1)(3)	4,456	37,398
Elekta AB, Class B	7,161	43,138
Epiroc AB, Class A(1)	2,897	56,579
Epiroc AB, Class B	1,712	29,493
Essity AB, Class B	13,063	369,144
Evolution AB(4)	1,831	173,115
Fabege AB(1)	3,866	30,831
H & M Hennes & Mauritz AB, Class B(1)	4,833	72,047
Hemnet Group AB	1,721	54,244
Hexagon AB, Class B(1)	13,262	123,988
Holmen AB, Class B(1)	2,015	79,629
Hufvudstaden AB, Class A	2,401	28,377
Investor AB, Class B	3,101	87,771
L E Lundbergforetagen AB, Class B	987	48,866
Mycronic AB	1,879	73,201
Nyfosa AB	5,192	52,524
Orron Energy AB(1)(3)	4,713	3,163
Pandox AB(1)	1,960	34,081
Paradox Interactive AB	1,527	28,781
Skandinaviska Enskilda Banken AB, Class A	7,648	108,015
Skanska AB, Class B	1,238	25,203
SKF AB, Class B	2,466	46,775
Spotify Technology SA(3)	819	315,397
Svenska Cellulosa AB SCA, Class B(1)	9,048	119,789
Swedbank AB, Class A	4,828	97,963
Swedish Orphan Biovitrum AB(3)	3,775	117,773
Telefonaktiebolaget LM Ericsson, Class B	20,602	172,729
Tethys Oil AB(1)	4,284	22,840
Trelleborg AB, Class B	1,004	33,398
Volvo AB, Class B	3,167	82,490
Wallenstam AB, Class B	5,276	24,954
Wihlborgs Fastigheter AB	6,283	66,046
		$ 3,200,528
Switzerland — 8.5%
ABB Ltd.	5,987	$ 332,704
ALSO Holding AG(1)	245	65,162
Baloise Holding AG(1)	495	94,733
Banque Cantonale Vaudoise(1)	570	56,799
BKW AG(1)	330	57,981
Cembra Money Bank AG	670	60,336
Cie Financiere Richemont SA, Class A(1)	5,879	855,984
Security	Shares	Value
Switzerland (continued)
DKSH Holding AG	773	$ 55,223
Flughafen Zurich AG	295	69,544
Forbo Holding AG	26	25,561
Galenica AG(1)(4)	858	74,674
Givaudan SA	82	389,291
Helvetia Holding AG(1)	425	71,787
Holcim AG	5,395	529,793
Intershop Holding AG	390	54,858
Kuehne & Nagel International AG(1)	323	80,633
Landis & Gyr Group AG	644	51,877
Logitech International SA	2,732	223,701
Nestle SA	9,429	890,971
Novartis AG	4,146	449,867
PSP Swiss Property AG	379	53,822
Roche Holding AG	1,074	332,836
Schindler Holding AG	320	91,229
Schindler Holding AG PC	353	102,733
SGS SA(1)	900	95,280
Softwareone Holding AG	3,343	30,207
Stadler Rail AG(1)	1,511	43,171
Swatch Group AG, Bearer Shares(1)	732	150,209
Swiss Life Holding AG	172	140,059
Swiss Prime Site AG(1)	1,669	181,056
Swiss Re AG	1,370	174,932
Swisscom AG	366	222,997
u-blox Holding AG(1)	172	13,163
Valiant Holding AG	145	16,899
Zurich Insurance Group AG	496	292,444
		$ 6,432,516
United Kingdom — 8.4%
Admiral Group PLC	1,759	$ 58,206
Airtel Africa PLC(4)	11,960	15,717
Assura PLC	41,543	21,657
AstraZeneca PLC	3,884	552,668
Aviva PLC	12,379	72,545
B&M European Value Retail SA	4,833	24,179
Babcock International Group PLC	2,639	16,079
BAE Systems PLC	5,635	90,821
Berkeley Group Holdings PLC	491	28,019
Big Yellow Group PLC	5,278	81,852
Bloomsbury Publishing PLC	7,288	63,695
BP PLC	18,027	88,167
British American Tobacco PLC	7,381	258,107
British Land Co. PLC	7,798	40,128
BT Group PLC(1)	23,226	41,472

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Bunzl PLC	1,400	$ 61,634
Bytes Technology Group PLC	8,523	49,634
Centrica PLC	101,559	153,738
Compass Group PLC	7,473	242,696
Computacenter PLC	1,269	35,706
Derwent London PLC	1,158	32,762
Direct Line Insurance Group PLC	9,041	19,117
FDM Group Holdings PLC	5,930	27,021
Fresnillo PLC	7,097	67,533
Glencore PLC(3)	42,265	221,665
Grainger PLC	16,347	48,032
Great Portland Estates PLC	3,877	15,728
GSK PLC	1,386	25,029
HSBC Holdings PLC	29,049	266,612
Informa PLC	20,603	215,237
InterContinental Hotels Group PLC	410	45,222
Intertek Group PLC	919	55,169
Johnson Matthey PLC	3,035	58,402
Land Securities Group PLC	7,777	60,402
London Stock Exchange Group PLC	999	135,400
Manchester United PLC, Class A(1)(3)	3,500	56,875
MONY Group PLC	30,827	74,658
National Grid PLC	31,914	400,717
NCC Group PLC	21,199	42,184
Next PLC	1,020	129,045
Pearson PLC	7,487	109,942
QinetiQ Group PLC	8,311	49,060
RELX PLC	4,013	184,035
Rentokil Initial PLC	8,784	44,059
Rio Tinto PLC	3,810	246,233
Sage Group PLC	15,349	191,828
Shaftesbury Capital PLC	57,908	101,625
Shell PLC	14,923	498,239
Sirius Real Estate Ltd.	31,652	36,656
Smiths Group PLC	2,292	45,228
Spectris PLC	1,769	57,597
Spirent Communications PLC(3)	24,480	52,943
Standard Chartered PLC	7,613	88,283
Supermarket Income REIT PLC	58,122	53,168
Unilever PLC	5,865	357,777
UNITE Group PLC	4,967	56,187
Vodafone Group PLC	101,170	94,080
Security	Shares	Value
United Kingdom (continued)
Weir Group PLC	1,354	$ 36,463
Whitbread PLC	806	31,359
		$ 6,328,292
Total Common Stocks (identified cost $61,674,371)		$74,359,230

Preferred Stocks — 0.0%(5)
Security	Shares	Value
Italy — 0.0%(5)
Danieli & C Officine Meccaniche SpA, 1.78%	1,102	$ 22,276
Total Preferred Stocks (identified cost $20,107)		$ 22,276

Rights — 0.0%
Security	Shares	Value
Italy — 0.0%
Sesa SpA, Exp. 11/28/24(1)(3)	226	$ 0
Total Rights (identified cost $0)		$ 0

Short-Term Investments — 11.8%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(6)	553,390	$ 553,390
Total Affiliated Fund (identified cost $553,390)		$ 553,390

Securities Lending Collateral — 11.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%(7)	8,308,157	$ 8,308,157
Total Securities Lending Collateral (identified cost $8,308,157)		$ 8,308,157
Total Short-Term Investments (identified cost $8,861,547)		$ 8,861,547

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Portfolio of Investments — continued

Value
Total Investments — 110.3% (identified cost $70,556,025)	$83,243,053
Other Assets, Less Liabilities — (10.3)%	$(7,757,355)
Net Assets — 100.0%	$75,485,698
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2024. The aggregate market value of securities on loan at October 31, 2024 was $10,785,102.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $363,486 or 0.5% of the Portfolio's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $1,475,811 or 2.0% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.1%	$9,165,506
Industrials	11.5	8,668,009
Consumer Discretionary	10.1	7,646,981
Consumer Staples	9.7	7,343,515
Health Care	9.7	7,298,521
Materials	9.1	6,905,078
Communication Services	8.9	6,715,984
Information Technology	8.3	6,244,965
Real Estate	7.2	5,469,895
Utilities	7.0	5,248,567
Energy	4.9	3,674,485
Short-Term Investments	11.8	8,861,547
Total Investments	110.3%	$83,243,053
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $70,002,635) — including $10,785,102 of securities on loan	$82,689,663
Affiliated investments, at value (identified cost $553,390)	553,390
Foreign currency, at value (identified cost $314,015)	306,732
Interest and dividends receivable	126,417
Dividends receivable from affiliated investments	1,063
Receivable for investments sold	135,036
Securities lending income receivable	3,636
Tax reclaims receivable	289,717
Trustees' deferred compensation plan	44,176
Total assets	$84,149,830
Liabilities
Collateral for securities loaned	$8,308,157
Payable for investments purchased	180,352
Payable to affiliates:
Investment adviser fee	32,794
Trustees' fees	412
Trustees' deferred compensation plan	44,176
Accrued expenses	98,241
Total liabilities	$8,664,132
Net Assets applicable to investors' interest in Portfolio	$75,485,698

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $319,488)	$2,327,818
Dividend income from affiliated investments	9,893
Securities lending income, net	53,731
Total investment income	$2,391,442
Expenses
Investment adviser fee	$357,241
Trustees’ fees and expenses	4,906
Custodian fee	75,988
Legal and accounting services	59,248
Miscellaneous	919
Total expenses	$498,302
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$281
Total expense reductions	$281
Net expenses	$498,021
Net investment income	$1,893,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(427,982)
Foreign currency transactions	6,228
Net realized loss	$(421,754)
Change in unrealized appreciation (depreciation):
Investments	$10,929,021
Foreign currency	(1,839)
Net change in unrealized appreciation (depreciation)	$10,927,182
Net realized and unrealized gain	$10,505,428
Net increase in net assets from operations	$12,398,849

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,893,421	$1,830,919
Net realized gain (loss)	(421,754)	154,582
Net change in unrealized appreciation (depreciation)	10,927,182	5,622,277
Net increase in net assets from operations	$12,398,849	$7,607,778
Capital transactions:
Contributions	$7,547,472	$4,123,770
Withdrawals	(7,036,420)	(8,732,642)
Net increase (decrease) in net assets from capital transactions	$511,052	$(4,608,872)
Net increase in net assets	$12,909,901	$2,998,906
Net Assets
At beginning of year	$62,575,797	$59,576,891
At end of year	$75,485,698	$62,575,797

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.70%	0.72%	0.69%	0.68%	0.69%
Net expenses	0.70%(2)	0.72%(2)	0.69%(2)	0.68%	0.69%
Net investment income	2.65%	2.75%	2.34%	2.31%	1.74%
Portfolio Turnover	17%	36%	22%	23%	10%
Total Return	20.24%	12.91%	(25.13)%	31.20%	(5.07)%
Net assets, end of year (000’s omitted)	$75,486	$62,576	$59,577	$77,087	$60,016
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 48.3% and 51.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed International Equity Portfolio
October 31, 2024
Notes to Financial Statements — continued

As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the year ended October 31, 2024, the investment adviser fee amounted to $357,241 or 0.50% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $281 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $13,595,805 and $11,999,584, respectively, for the year ended October 31, 2024.

Tax-Managed International Equity Portfolio
October 31, 2024
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$71,345,269
Gross unrealized appreciation	$15,842,989
Gross unrealized depreciation	(3,945,205)
Net unrealized appreciation	$11,897,784
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At October 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $10,785,102 and $11,416,830, respectively. Collateral received was comprised of cash of $8,308,157 and U.S. government and/or agencies securities of $3,108,673. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$8,308,157	$ —	$ —	$ —	$8,308,157

Tax-Managed International Equity Portfolio
October 31, 2024
Notes to Financial Statements — continued

The carrying amount of the liability for collateral for securities loaned at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2024.
7  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $553,390, which represents 0.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$25,783	$7,822,201	$(7,294,594)	$ —	$ —	$553,390	$9,893	553,390
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$ 15,855,079	$ —	$15,855,079
Australasia/Pacific	—	7,109,540	—	7,109,540
Developed Europe	886,799	48,871,547	—	49,758,346
Developed Middle East	218,484	1,417,781	—	1,636,265
Total Common Stocks	$1,105,283	$73,253,947*	$ —	$74,359,230
Preferred Stocks	$ —	$ 22,276	$ —	$ 22,276
Rights	0	—	—	0
Short-Term Investments:
Affiliated Fund	553,390	—	—	553,390
Securities Lending Collateral	8,308,157	—	—	8,308,157
Total Investments	$9,966,830	$ 73,276,223	$ —	$83,243,053
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed International Equity Portfolio
October 31, 2024
Notes to Financial Statements — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Subsequent Event - Portfolio Termination
On October 17, 2024, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio made a pro rata distribution of net assets to each interest holder as of the close of business on November 19, 2024.

Tax-Managed International Equity Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

 To the Trustees and Investors of Tax-Managed International Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed International Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Tax-Managed International Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed International Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the

Parametric
Tax-Managed International Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. Regarding each Adviser, the Board considered such Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered each Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Parametric
Tax-Managed International Equity Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

ETIGX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: December 23, 2024